Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, gross	$ 8,543,736	$ 7,611,878	$ 8,761,911
Less - accumulated depreciation	(1,653,779)	(1,229,090)	(812,767)
Property and Equipment, net	6,889,958	6,382,788	7,949,144
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, gross	1,482,310	1,333,810	1,983,810
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, gross	4,439,332	3,951,512	4,607,874
Computers and Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, gross	1,636,253	1,403,400	1,425,774
Furniture and Fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, gross	129,204	129,204	143,874
Automobile [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, gross	80,219	80,219	101,269
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, gross	$ 776,418	$ 713,733	$ 499,310